Segment Information - Segment information of group' business (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues:
Total revenues	¥ 2,621,334	$ 359,121	¥ 3,317,821	¥ 3,128,877
Less: VAT related surcharges	(20,352)	(2,788)	(23,125)	(28,505)
Net revenues	2,600,982	356,333	3,294,696	3,100,372
Operating cost and expenses:
Relationship manager compensation	(562,523)	(77,065)	(655,460)	(497,147)
Other compensations	(786,928)	(107,809)	(801,293)	(944,735)
Total compensation and benefits	(1,349,451)	(184,874)	(1,456,753)	(1,441,882)
Selling expenses	(269,038)	(36,858)	(485,778)	(349,014)
General and administrative expenses	(296,751)	(40,655)	(275,727)	(235,319)
Reversal of (provision for) credit losses	(23,882)	(3,272)	7,028	424
Other operating expenses	(93,210)		(112,506)	(115,653)
Government subsidies	65,239	8,938	126,955	129,521
Total operating cost and expenses	(1,967,093)	(269,491)	(2,196,781)	(2,011,923)
Income (loss) from operations	633,889	86,842	1,097,915	1,088,449
Others
Revenues:
Total revenues	1,479,712	202,720	2,067,341	1,794,105
Others | One-time commissions
Revenues:
Total revenues	614,258	84,153	1,072,838	617,636
Others | Recurring service fees
Revenues:
Total revenues	631,505	86,516	707,580	768,980
Others | Performance-based income
Revenues:
Total revenues	47,841	6,554	16,344	184,048
Others | Other service fees
Revenues:
Total revenues	186,108	25,497	270,579	223,441
Related Party
Revenues:
Total revenues	1,146,710	157,098	1,266,766	1,351,563
Related Party | Recurring service fees
Revenues:
Total revenues	1,020,524	139,811	1,129,136	1,162,226
Related Party | Performance-based income
Revenues:
Total revenues	104,898	14,371	121,265	125,528
Related Party | Funds Gopher manages
Revenues:
Total revenues			1,250,480	1,334,772
Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues			16,365	63,809
Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues			1,112,850	1,145,435
Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues			121,265	125,528
Related Party | Funds Gopher and Olive
Revenues:
Total revenues	1,141,622	156,401	1,250,480	1,334,772
Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	21,288	2,916	16,365	63,809
Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	1,015,436	139,114	1,112,850	1,145,435
Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	104,898	$ 14,371	121,265	125,528
Headquarters
Revenues:
Total revenues	59,077
Less: VAT related surcharges	(13,897)
Net revenues	45,180
Operating cost and expenses:
Other compensations	(366,873)
Total compensation and benefits	(366,873)
Selling expenses	(103,763)
General and administrative expenses	(233,581)
Reversal of (provision for) credit losses	(6,404)
Other operating expenses	(57,217)
Government subsidies	40,516
Total operating cost and expenses	(727,322)
Income (loss) from operations	(682,142)
Headquarters | Others
Revenues:
Total revenues	59,077
Headquarters | Others | Recurring service fees
Revenues:
Total revenues	1,322
Headquarters | Others | Other service fees
Revenues:
Total revenues	57,755
Wealth Management
Revenues:
Total revenues	1,808,432		2,500,614	2,210,439
Less: VAT related surcharges	(7,726)		(9,365)	(10,462)
Net revenues	1,800,706		2,491,249	2,199,977
Operating cost and expenses:
Relationship manager compensation	(531,172)		(631,082)	(460,237)
Other compensations	(534,031)		(544,804)	(619,397)
Total compensation and benefits	(1,065,203)		(1,175,886)	(1,079,634)
Selling expenses	(195,830)		(370,861)	(299,769)
General and administrative expenses	(184,688)		(193,248)	(153,643)
Reversal of (provision for) credit losses	(22,157)		(910)	718
Other operating expenses	(43,107)		(44,042)	(15,412)
Government subsidies	54,324		103,597	89,223
Total operating cost and expenses	(1,456,661)		(1,681,350)	(1,458,517)
Income (loss) from operations	344,045		809,899	741,460
Wealth Management | Others
Revenues:
Total revenues	1,435,235		2,018,679	1,714,765
Wealth Management | Others | One-time commissions
Revenues:
Total revenues	614,258		1,072,838	617,636
Wealth Management | Others | Recurring service fees
Revenues:
Total revenues	631,505		707,580	768,980
Wealth Management | Others | Performance-based income
Revenues:
Total revenues	47,841		16,344	184,048
Wealth Management | Others | Other service fees
Revenues:
Total revenues	141,631		221,917	144,101
Wealth Management | Related Party | Funds Gopher manages
Revenues:
Total revenues			481,935	495,674
Wealth Management | Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues			13,732	13,953
Wealth Management | Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues			398,226	463,314
Wealth Management | Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues			69,977	18,407
Wealth Management | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	373,197
Wealth Management | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	20,110
Wealth Management | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	351,998
Wealth Management | Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	1,089
Asset Management Business
Revenues:
Total revenues	768,425		768,545	839,098
Less: VAT related surcharges	(1,081)		(2,374)	(4,630)
Net revenues	767,344		766,171	834,468
Operating cost and expenses:
Relationship manager compensation	(31,351)		(24,378)	(36,910)
Other compensations	(213,668)		(224,308)	(285,101)
Total compensation and benefits	(245,019)		(248,686)	(322,011)
Selling expenses	(46,811)		(88,827)	(41,885)
General and administrative expenses	(70,795)		(59,367)	(55,872)
Reversal of (provision for) credit losses	(3,698)		(921)	386
Other operating expenses	(23,948)		(3,348)	(6,369)
Government subsidies	10,797		21,638	39,120
Total operating cost and expenses	(379,474)		(379,511)	(386,631)
Income (loss) from operations	387,870		386,660	447,837
Asset Management Business | Related Party | Funds Gopher manages
Revenues:
Total revenues			768,545	839,098
Asset Management Business | Related Party | Funds Gopher manages | One-time commissions
Revenues:
Total revenues			2,633	49,856
Asset Management Business | Related Party | Funds Gopher manages | Recurring service fees
Revenues:
Total revenues			714,624	682,121
Asset Management Business | Related Party | Funds Gopher manages | Performance-based income
Revenues:
Total revenues			51,288	107,121
Asset Management Business | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	768,425
Asset Management Business | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	1,178
Asset Management Business | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	663,438
Asset Management Business | Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	103,809
Other Businesses
Revenues:
Total revenues	44,477		48,662	79,340
Less: VAT related surcharges	(11,545)		(11,386)	(13,413)
Net revenues	32,932		37,276	65,927
Operating cost and expenses:
Other compensations	(39,229)		(32,181)	(40,237)
Total compensation and benefits	(39,229)		(32,181)	(40,237)
Selling expenses	(26,397)		(26,090)	(7,360)
General and administrative expenses	(41,268)		(23,112)	(25,804)
Reversal of (provision for) credit losses	1,973		8,859	(680)
Other operating expenses	(26,155)		(65,116)	(93,872)
Government subsidies	118		1,720	1,178
Total operating cost and expenses	(130,958)		(135,920)	(166,775)
Income (loss) from operations	(98,026)		(98,644)	(100,848)
Other Businesses | Others
Revenues:
Total revenues	44,477		48,662	79,340
Other Businesses | Others | Other service fees
Revenues:
Total revenues	44,477		¥ 48,662	¥ 79,340
Domestic public securities | Operating segment
Revenues:
Total revenues	493,769
Less: VAT related surcharges	(5,017)
Net revenues	488,752
Operating cost and expenses:
Relationship manager compensation	(128,189)
Other compensations	(42,730)
Total compensation and benefits	(170,919)
Selling expenses	(8,429)
General and administrative expenses	(2,012)
Reversal of (provision for) credit losses	(88)
Other operating expenses	(1,771)
Government subsidies	13,448
Total operating cost and expenses	(169,771)
Income (loss) from operations	318,981
Domestic public securities | Operating segment | Others
Revenues:
Total revenues	422,669
Domestic public securities | Operating segment | Others | One-time commissions
Revenues:
Total revenues	18,619
Domestic public securities | Operating segment | Others | Recurring service fees
Revenues:
Total revenues	365,992
Domestic public securities | Operating segment | Others | Performance-based income
Revenues:
Total revenues	38,058
Domestic public securities | Operating segment | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	71,100
Domestic public securities | Operating segment | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	13,358
Domestic public securities | Operating segment | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	56,441
Domestic public securities | Operating segment | Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	1,301
Domestic asset management | Operating segment
Revenues:
Total revenues	773,208
Less: VAT related surcharges	(1,101)
Net revenues	772,107
Operating cost and expenses:
Relationship manager compensation	(71,316)
Other compensations	(80,182)
Total compensation and benefits	(151,498)
Selling expenses	(10,574)
General and administrative expenses	(12,807)
Reversal of (provision for) credit losses	(10,083)
Other operating expenses	(23,829)
Government subsidies	10,796
Total operating cost and expenses	(197,995)
Income (loss) from operations	574,112
Domestic asset management | Operating segment | Others
Revenues:
Total revenues	194,807
Domestic asset management | Operating segment | Others | One-time commissions
Revenues:
Total revenues	1,354
Domestic asset management | Operating segment | Others | Recurring service fees
Revenues:
Total revenues	188,545
Domestic asset management | Operating segment | Others | Performance-based income
Revenues:
Total revenues	4,908
Domestic asset management | Operating segment | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	578,401
Domestic asset management | Operating segment | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	556,742
Domestic asset management | Operating segment | Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	21,659
Domestic insurance | Operating segment
Revenues:
Total revenues	43,204
Less: VAT related surcharges	(337)
Net revenues	42,867
Operating cost and expenses:
Relationship manager compensation	(53,904)
Other compensations	(41,280)
Total compensation and benefits	(95,184)
Selling expenses	(5,599)
General and administrative expenses	(23,696)
Other operating expenses	(449)
Government subsidies	479
Total operating cost and expenses	(124,449)
Income (loss) from operations	(81,582)
Domestic insurance | Operating segment | Others
Revenues:
Total revenues	43,204
Domestic insurance | Operating segment | Others | One-time commissions
Revenues:
Total revenues	43,204
Overseas wealth management | Operating segment
Revenues:
Total revenues	674,697
Net revenues	674,697
Operating cost and expenses:
Relationship manager compensation	(294,973)
Other compensations	(154,506)
Total compensation and benefits	(449,479)
Selling expenses	(106,175)
General and administrative expenses	(13,589)
Total operating cost and expenses	(569,243)
Income (loss) from operations	105,454
Overseas wealth management | Operating segment | Others
Revenues:
Total revenues	548,477
Overseas wealth management | Operating segment | Others | One-time commissions
Revenues:
Total revenues	435,937
Overseas wealth management | Operating segment | Others | Recurring service fees
Revenues:
Total revenues	22,694
Overseas wealth management | Operating segment | Others | Other service fees
Revenues:
Total revenues	89,846
Overseas wealth management | Operating segment | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	126,220
Overseas wealth management | Operating segment | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	5,551
Overseas wealth management | Operating segment | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	120,669
Overseas asset management | Operating segment
Revenues:
Total revenues	438,513
Net revenues	438,513
Operating cost and expenses:
Relationship manager compensation	(3,730)
Other compensations	(55,104)
Total compensation and benefits	(58,834)
Selling expenses	(22,321)
General and administrative expenses	(3,759)
Total operating cost and expenses	(84,914)
Income (loss) from operations	353,599
Overseas asset management | Operating segment | Others
Revenues:
Total revenues	72,612
Overseas asset management | Operating segment | Others | One-time commissions
Revenues:
Total revenues	14,785
Overseas asset management | Operating segment | Others | Recurring service fees
Revenues:
Total revenues	52,952
Overseas asset management | Operating segment | Others | Performance-based income
Revenues:
Total revenues	4,875
Overseas asset management | Operating segment | Related Party | Funds Gopher and Olive
Revenues:
Total revenues	365,901
Overseas asset management | Operating segment | Related Party | Funds Gopher and Olive | One-time commissions
Revenues:
Total revenues	2,379
Overseas asset management | Operating segment | Related Party | Funds Gopher and Olive | Recurring service fees
Revenues:
Total revenues	281,584
Overseas asset management | Operating segment | Related Party | Funds Gopher and Olive | Performance-based income
Revenues:
Total revenues	81,938
Overseas insurance and comprehensive services | Operating segment
Revenues:
Total revenues	138,866
Net revenues	138,866
Operating cost and expenses:
Relationship manager compensation	(10,411)
Other compensations	(46,253)
Total compensation and benefits	(56,664)
Selling expenses	(12,177)
General and administrative expenses	(7,307)
Reversal of (provision for) credit losses	(7,307)
Other operating expenses	(9,944)
Total operating cost and expenses	(93,399)
Income (loss) from operations	45,467
Overseas insurance and comprehensive services | Operating segment | Others
Revenues:
Total revenues	138,866
Overseas insurance and comprehensive services | Operating segment | Others | One-time commissions
Revenues:
Total revenues	100,359
Overseas insurance and comprehensive services | Operating segment | Others | Other service fees
Revenues:
Total revenues	¥ 38,507